Fair Value	9 Months Ended
Sep. 30, 2022
Fair Value
Fair Value

5.Fair Value

The carrying amount of cash and cash equivalents, trade receivables, other receivables, other current assets and financial assets approximate their value due to their short-term character.

The carrying value of current liabilities approximates their fair value due to the short-term character of these instruments. The fair value of non-current liabilities (financial debt and other non-current liabilities), excluding the derivative financial liabilities, is evaluated based on their interest rates and maturity date. These instruments have fixed interest rates and their fair value measurements are subject to changes in interest rates. The fair value measurement is classified as level 3.

The derivative financial liabilities and assets which consist of foreign currency options and foreign currency forwards are measured at fair value through profit and loss. Fair value is determined by the financial institution and is based on foreign currency forwards rates and the maturity of the instrument.

	Carrying value		Fair value
	As at	As at	As at	As at
	September 30,	December 31,	September 30,	December 31,
(in EUR 000)	2022	2021	2022	2021
Financial Assets
Other long-term receivables (level 3)	188	164	188	164
Trade and other receivables (level 3)	2,713	2,512	2,713	2,512
Foreign currency forwards (level 2)	66	—	66	—
Other current assets (level 3)	587	1,693	587	1,693
Cash and cash equivalents (level 1)	89,877	135,509	89,877	135,509
Financial assets (level 1)	25,505	—	25,505	—

	Carrying value		Fair value
	As at	As at	As at	As at
	September 30,	December 31,	September 30,	December 31,
(in EUR 000)	2022	2021	2022	2021
Financial liabilities
Financial debt (level 3)	167	229	138	194
Foreign currency option (level 2)	3,132	654	3,132	654
Recoverable cash advances (level 3)	8,524	8,127	8,524	8,127
Trade and other payables (level 1 and 3)	10,106	6,974	10,106	6,974